Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Mar. 31, 2024
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Computer Software [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Computer Software [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	4 years